Basis of Presentation (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Capitalized software development costs	$ 96,691		$ 96,691		$ 31,700
Amortization expenses of capitalized software development			0		0	0
Capitalized software development cost impairments recognized			0		0	0
Research and development expenses	15,271	$ 20,324	$ 43,292	$ 47,912	$ 98,290	$ 100,230
Common stock equivalent shares of weighted average shares outstanding dilutive			1,189,793	650,000	0	0
Net operating losses	$ 1,947,732		$ 1,947,732		$ 1,748,719
Net operating losses carryforwards, expire date			begin to expire in 2027		begin to expire in 2027
Common Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Common stock equivalent shares of weighted average shares outstanding dilutive			0	0